UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

June 30, 2019

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Managed Account  |  1

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta‡

Terry Goode‡

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of June 30, 2019

					Expense ratios (%)

	Inception date	1 year	5 year	10 year	Gross	Net[1]

Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	7.67	4.62	7.24	0.03	0.00

Bloomberg Barclays Municipal Bond Index[2]	–	6.71	3.64	4.72	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker-dealer) or directly with the client.

Please see footnotes on page 3.

2  |  Wells Fargo Managed Account

Performance highlights (unaudited)

Credit quality as of June 30, 2019[3]

Effective maturity distribution as of June 30, 2019[4]

‡	Mr. Goode and Miss Casetta became portfolio managers of the Fund on March 28, 2019.

[1]

Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

[2]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[3]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[4]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Managed Account  |  3

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 1-1-2019	Ending account value 6-30-2019	Expenses paid during the period¹		Annualized net expense ratio

Actual	$1,000.00	$1,057.25	$0.00	*	0.00	%*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	*	0.00	%*

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*

Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

4  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 98.44%

Alabama: 1.18%

Miscellaneous Revenue: 0.49%

Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$3,250,000	$3,870,815

Utilities Revenue: 0.55%

Southeast Alabama Gas Supply District Series B (1 Month LIBOR +0.85%) ±	2.49	6-1-2049	4,350,000	4,283,532

Water & Sewer Revenue: 0.14%

Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,070,172

				9,224,519

Arizona: 2.94%

Education Revenue: 1.81%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	535,000	555,913

La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	580,129

La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,031,480

Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,174,030

Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	654,672

Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	285,000	309,128

Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	400,000	403,528

Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,107,370

Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	997,637

Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,260,011

Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	580,000	594,697

Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,077,552

Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,099,520

Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	210,000	214,546

				14,060,213

GO Revenue: 0.07%

Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	519,080

Health Revenue: 0.26%

Arizona IDA Hospital Revenue (Bank of America N.A. LOC) ø	2.03	2-1-2048	2,000,000	2,000,000

Resource Recovery Revenue: 0.30%

Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,341,377

Tax Revenue: 0.17%

City of San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,360,464

Utilities Revenue: 0.33%

Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,602,164

				22,883,298

California: 2.60%

Airport Revenue: 1.48%

San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,490,400

Wells Fargo Managed Account  |  5

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue: 0.29%

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13%	8-1-2043	$1,000,000	$1,114,940

University of California Series AI	5.00	5-15-2038	1,000,000	1,124,510

				2,239,450

GO Revenue: 0.12%

Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	386,100

Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	87,624

Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	500,116

				973,840

Health Revenue: 0.18%

California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	105,401

San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	158,965

University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	899,722

University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	248,827

				1,412,915

Industrial Development Revenue: 0.20%

California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,552,866

Miscellaneous Revenue: 0.26%

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,133,820

Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	247,586

San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	608,745

				1,990,151

Water & Sewer Revenue: 0.07%

Los Angeles CA DW&P Series A	5.00	7-1-2039	500,000	579,920

				20,239,542

Colorado: 1.78%

Education Revenue: 0.43%

Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,500,000	1,562,970

Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	465,000	524,859

Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,268,740

				3,356,569

GO Revenue: 0.09%

Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	713,063

Health Revenue: 0.52%

Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	4,000,000	4,010,880

Industrial Development Revenue: 0.37%

Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,895,975

6  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.37%

Regents of the University of Colorado Certificate of Participation Series A	5.00%	11-1-2028	$1,000,000	$1,137,810

Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,774,380

				2,912,190

				13,888,677

Connecticut: 1.18%

GO Revenue: 0.40%

Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	519,867

Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	316,112

Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,279,529

				3,115,508

Health Revenue: 0.78%

Connecticut HEFA Yale New Haven Hospital Series C (JPMorgan Chase & Company LOC) ø	1.95	7-1-2025	6,095,000	6,095,000

				9,210,508

Delaware: 0.21%

Education Revenue: 0.21%

Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,614,120

District of Columbia: 0.04%

Education Revenue: 0.00%

District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	30,000	30,487

Miscellaneous Revenue: 0.04%

District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	306,067

				336,554

Florida: 4.10%

Airport Revenue: 2.06%

Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,146,785

Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,149,711

Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,570,080

Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,152,440

				16,019,016

Education Revenue: 0.77%

Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,148,020

Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,394,653

Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A	5.75	11-1-2036	2,000,000	1,919,360

Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,561,665

				6,023,698

Wells Fargo Managed Account  |  7

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.76%

Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63%	11-15-2043	$1,500,000	$1,670,835

Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) 144Aø	2.02	8-15-2047	4,000,000	4,000,000

Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,035

				5,920,870

Miscellaneous Revenue: 0.51%

CityPlace Florida Community Development District	5.00	5-1-2022	500,000	544,310

Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,445,230

				3,989,540

				31,953,124

Georgia: 3.02%

Health Revenue: 0.15%

Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,156,340

Industrial Development Revenue: 0.01%

Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	56,871

Utilities Revenue: 2.86%

Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	4,000,000	4,021,840

Burke County GA Development Authority PCR	2.25	10-1-2032	1,000,000	1,008,780

Burke County GA Development Authority PCR Series 2	2.93	11-1-2048	5,000,000	5,179,750

Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	4,000,000	4,370,120

Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,700,000	2,940,354

Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.39	4-1-2048	4,800,000	4,747,728

				22,268,572

				23,481,783

Guam: 0.26%

Tax Revenue: 0.05%

Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	383,290

Utilities Revenue: 0.07%

Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	520,960

Water & Sewer Revenue: 0.14%

Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	583,539

Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	546,325

				1,129,864

				2,034,114

8  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.30%

Airport Revenue: 0.30%

Hawaii Airports System Revenue Series A	5.00%	7-1-2048	$2,000,000	$2,352,980

Idaho: 0.24%

Education Revenue: 0.24%

Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,096,310

Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	460,000	481,924

Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,445

				1,828,679

Illinois: 17.84%

Airport Revenue: 1.83%

Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	5,038,785

Chicago IL O’Hare International Airport	5.00	1-1-2035	2,350,000	2,386,589

Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,108,990

Chicago IL O’Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,330,120

Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,691,670

Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,112,030

Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	578,660

				14,246,844

Education Revenue: 0.35%

Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,673,441

GO Revenue: 5.97%

Bureau County IL Township High School District #502 Series A (Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	906,945

Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,722,838

Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,791,060

Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	585,795

Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	546,320

Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	595,448

Chicago IL Library Project Series D	5.00	1-1-2021	440,000	441,162

Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,443,000

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,144,540

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,139,040

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,390,436

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,126,170

Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,934,910

Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,017,753

Chicago IL Series A	6.00	1-1-2038	2,500,000	2,906,475

Chicago IL Series C	4.00	1-1-2021	750,000	778,680

Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	877,852

Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	574,074

Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) ¤	0.00	12-1-2023	615,000	556,962

Cook County IL Series A	5.00	11-15-2020	770,000	805,089

Illinois (AGM Insured)	5.00	1-1-2023	820,000	833,743

Wells Fargo Managed Account  |  9

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)

Illinois (AGM Insured)	5.00%	4-1-2026	$1,130,000	$1,273,250

Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,134,400

Illinois Series A	4.00	9-1-2019	600,000	600,996

Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,108,283

Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,107,900

Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,883,430

Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	565,615

Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	1,030,000	801,494

Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	354,350

Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	957,872

Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,367,400

Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,050,700

Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,179,817

				46,503,799

Miscellaneous Revenue: 1.70%

Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	70,000	71,165

Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,104,280

Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,522,550

Illinois	5.00	5-1-2025	870,000	962,664

Illinois	5.50	7-1-2025	1,250,000	1,388,050

Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,473

Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	380,000	396,591

Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	534,526

Illinois Refunding Bonds Series 2016	5.00	2-1-2026	3,000,000	3,409,980

Illinois Series 2013	5.50	7-1-2038	1,000,000	1,091,050

Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	723,916

				13,210,245

Tax Revenue: 5.46%

Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,368,189

Chicago IL Sales Tax	5.00	1-1-2032	850,000	1,008,389

Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,303,957

Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,669,265

Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,049,130

Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,628,453

Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,041,351

Illinois Series 2013	5.00	6-15-2024	1,000,000	1,092,260

Illinois Series A	4.00	1-1-2029	1,000,000	1,023,320

Illinois Series A	5.00	1-1-2027	2,000,000	2,117,120

Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,794,525

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,677,270

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2019	1,135,000	1,125,216

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	7,741,140

10  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00%	6-15-2029	$1,950,000	$1,462,695

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,199,825

Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,197,160

				42,499,265

Tobacco Revenue: 0.44%

Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,449,220

Transportation Revenue: 0.14%

Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,000,000	1,107,090

Water & Sewer Revenue: 1.95%

Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,955,000	2,203,402

Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,071,110

Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,046,758

Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,145,038

Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,662,583

Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	792,669

Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,084,350

Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,161,730

				15,167,640

				138,857,544

Indiana: 2.79%

Health Revenue: 1.98%

Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,862,393

Indiana HEFA Series 2006B	1.75	11-15-2031	7,000,000	7,056,070

Indiana State Finance Authority Health System Revenue (Barclays Bank plc LOC) ø	1.97	11-1-2037	2,500,000	2,500,000

				15,418,463

Industrial Development Revenue: 0.14%

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,096,720

Miscellaneous Revenue: 0.49%

Indiana Finance Authority Series M	5.00	7-1-2029	605,000	665,948

Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,143,553

				3,809,501

Water & Sewer Revenue: 0.18%

Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,414,538

				21,739,222

Iowa: 2.06%

Industrial Development Revenue: 1.93%

Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	2.40	4-1-2022	15,000,000	15,000,000

Wells Fargo Managed Account  |  11

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.13%

Coralville IA Certificate of Participation	4.00%	6-1-2020	$500,000	$503,430

Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	506,660

				1,010,090

				16,010,090

Kansas: 0.81%

Tax Revenue: 0.81%

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,965,000	6,330,601

Kentucky: 2.58%

Transportation Revenue: 0.12%

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	955,416

Utilities Revenue: 2.46%

Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,300,000	10,255,389

Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,172,360

Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,737,587

				19,165,336

				20,120,752

Louisiana: 1.28%

Industrial Development Revenue: 1.28%

East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Exxon Capital Ventures LIQ) ø	1.99	8-1-2035	10,000,000	10,000,000

Maine: 0.05%

Airport Revenue: 0.05%

Portland ME General Airport	5.00	7-1-2022	150,000	163,543

Portland ME General Airport	5.00	7-1-2023	175,000	195,020

				358,563

Maryland: 0.74%

Education Revenue: 0.74%

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,043,420

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,631,550

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,087,245

				5,762,215

Massachusetts: 1.73%

Education Revenue: 0.01%

Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	100,000	101,895

12  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue: 0.74%

Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00%	7-1-2038	$5,000,000	$5,737,550

Tax Revenue: 0.98%

Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,736,731

Massachusetts Series D	4.00	5-1-2036	5,225,000	5,864,174

				7,600,905

				13,440,350

Michigan: 5.19%

Education Revenue: 0.13%

Michigan Public Educational Facilities Authority Bradford Academy Project ††	8.00	9-1-2021	80,000	72,023

Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	105,000	105,335

Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	485,000	412,250

Western Michigan University	5.25	11-15-2031	400,000	457,472

				1,047,080

GO Revenue: 0.11%

Wayne County MI Building Improvement Series A	6.75	11-1-2039	860,000	866,545

Health Revenue: 1.54%

Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,954,580

Miscellaneous Revenue: 0.28%

Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,172,420

Tax Revenue: 0.66%

Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,350,000

Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,523

				5,136,523

Water & Sewer Revenue: 2.47%

Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	715,000	715,000

Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,138,536

Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,331,040

Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,330,880

Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,585,720

Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,151,070

				19,252,246

				40,429,394

Minnesota: 1.32%

Education Revenue: 0.07%

Independence MN Charter School Lease Series A	4.25	7-1-2026	495,000	506,128

Wells Fargo Managed Account  |  13

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 1.25%

Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.33%	8-15-2037	$9,740,000	$9,740,000

				10,246,128

Mississippi: 1.15%

Industrial Development Revenue: 0.28%

Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series D ø	2.00	12-1-2030	2,200,000	2,200,000

Miscellaneous Revenue: 0.60%

Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,561,973

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,089,180

				4,651,153

Resource Recovery Revenue: 0.27%

Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,118,640

				8,969,793

Missouri: 0.43%

Health Revenue: 0.14%

Missouri HEFA	5.00	2-1-2021	800,000	834,424

Missouri HEFA	5.00	2-1-2022	220,000	235,011

				1,069,435

Miscellaneous Revenue: 0.26%

Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (PNC Bank NA SPA) ø	1.94	6-1-2037	2,000,000	2,000,000

Tax Revenue: 0.03%

Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	265,000	266,627

				3,336,062

Nevada: 0.46%

GO Revenue: 0.46%

Clark County NV Series A	5.00	5-1-2048	3,000,000	3,570,270

New Hampshire: 0.59%

Water & Sewer Revenue: 0.59%

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,142,320

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	981,189

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,920,769

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	555,970

				4,600,248

14  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 5.29%

Education Revenue: 1.08%

New Jersey EDA Educational Facilities Series AB	5.00%	6-1-2022	$1,875,000	$2,039,756

New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	531,820

New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,564,620

New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,155,142

New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,128,560

				8,419,898

GO Revenue: 0.33%

Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,590,547

Housing Revenue: 1.43%

New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,305,000	4,527,267

New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,335,000	4,582,875

New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,900,000	2,016,451

				11,126,593

Miscellaneous Revenue: 1.72%

Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,584,689

New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	293,738

New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	45,000	56,169

New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,438,540

New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,448,300

New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	244,842

New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,649,376

New Jersey TTFA Series A	5.25	12-15-2022	600,000	668,112

				13,383,766

Transportation Revenue: 0.73%

New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,659,425

New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,339,500

New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,643,535

				5,642,460

				41,163,264

New Mexico: 0.79%

Utilities Revenue: 0.79%

Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88	4-1-2029	2,000,000	1,995,000

Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,200,000	4,189,500

				6,184,500

Wells Fargo Managed Account  |  15

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 5.86%

Education Revenue: 0.98%

Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24%	2-1-2047	$3,500,000	$3,634,435

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	495,000	512,993

Monroe County NY IDAG Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	555,415

New York Dormitory Authority Series C (Bank of America NA LOC) ø	1.81	7-1-2031	2,900,000	2,900,000

				7,602,843

GO Revenue: 1.06%

Nassau County NY Series F	5.00	10-1-2020	150,000	151,395

New York NY Fiscal 2006 Series E Sub Series E-2 (Bank of America NA LOC) ø	1.98	8-1-2034	7,025,000	7,025,000

New York NY Series F-1	5.00	3-1-2032	1,000,000	1,116,400

				8,292,795

Industrial Development Revenue: 0.18%

New York Transportation Development Corporation Special Facilities Laguardia Airport Project Series 2018	5.00	1-1-2030	1,135,000	1,365,598

Miscellaneous Revenue: 0.67%

New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.98	1-15-2056	5,240,000	5,240,000

Tax Revenue: 1.18%

New York Dormitory Authority Series B Group C	5.00	2-15-2044	8,000,000	9,170,080

Tobacco Revenue: 0.07%

Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	533,310

Transportation Revenue: 0.77%

New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	5,000,000	5,995,550

Water & Sewer Revenue: 0.95%

New York Municipal Water Finance Authority Series 2011 (Landesbank Hessen-Thüringen SPA) ø	1.95	6-15-2044	3,000,000	3,000,000

New York NY Municipal Water Finance Authority Series B3 (Bank of America NA SPA) ø	1.98	6-15-2025	4,010,000	4,010,000

Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	403,594

				7,413,594

				45,613,770

Ohio: 2.18%

Health Revenue: 1.13%

Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	2,945,268

Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,873,800

				8,819,068

Miscellaneous Revenue: 0.60%

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,268,820

Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,382,736

				4,651,556

16  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource Recovery Revenue: 0.45%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63%	10-1-2019	$3,500,000	$3,519,530

				16,990,154

Oklahoma: 1.18%

Airport Revenue: 0.88%

Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,511,094

Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,363,580

				6,874,674

Miscellaneous Revenue: 0.30%

Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,286,412

				9,161,086

Oregon: 0.03%

Education Revenue: 0.03%

Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	197,007

Pennsylvania: 6.32%

Airport Revenue: 0.37%

Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,891,550

Education Revenue: 0.81%

Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	335,000	346,896

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	693,535

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	831,242

Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,530,175

Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,159,350

Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	285,000	288,069

Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	120,000	128,039

Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	314,457

				6,291,763

GO Revenue: 1.54%

Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,146,150

Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,130,190

Philadelphia PA School District Series C	5.00	9-1-2020	250,000	259,610

Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,406,363

Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,462,240

Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,150,800

Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,176,110

Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,277,866

				12,009,329

Health Revenue: 0.26%

Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.40	11-1-2039	2,000,000	2,020,440

Wells Fargo Managed Account  |  17

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue: 0.73%

Pennsylvania EDFA Bridges FinCo LP	5.00%	12-31-2034	$5,000,000	$5,686,950

Miscellaneous Revenue: 1.92%

Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	589,660

Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	1,400,000	1,786,302

Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,381,232

Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services	5.00	4-1-2033	2,355,000	2,791,900

Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,942,047

Philadelphia PA Public School Building Authority Prerefunded Series A	5.00	6-1-2036	190,000	235,741

Philadelphia PA Public School Building Authority Unrefunded Series A	5.00	6-1-2036	4,525,000	5,211,986

				14,938,868

Resource Recovery Revenue: 0.00%

Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	5,000	5,000

Transportation Revenue: 0.34%

Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,172,960

Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,480,499

				2,653,459

Water & Sewer Revenue: 0.35%

Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,332,998

Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,352,075

				2,685,073

				49,182,432

South Carolina: 1.66%

Education Revenue: 0.14%

South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,109,740

Health Revenue: 0.19%

Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	269,605

Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,243,110

				1,512,715

Resource Recovery Revenue: 0.20%

South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,559,085

Utilities Revenue: 0.42%

Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	3,000,000	3,285,270

Water & Sewer Revenue: 0.71%

Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,485,800

				12,952,610

Tennessee: 1.94%

Health Revenue: 0.40%

Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,103,658

18  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 1.54%

Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$8,000,000	$8,815,360

Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,215,880

				12,031,240

				15,134,898

Texas: 7.34%

Airport Revenue: 1.70%

Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,817,075

Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,520,033

Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,892,860

				13,229,968

Education Revenue: 1.59%

Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,302,212

Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,737,650

Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,451,577

Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,144,500

Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,081,710

Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	1,255,000	1,259,242

Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	90,000	92,896

New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	516,000

Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	776,595

				12,362,382

GO Revenue: 0.95%

Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,222,750

Port Isabel TX 144A	5.10	2-15-2049	505,000	537,264

San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,656,899

				7,416,913

Health Revenue: 1.46%

Harris County TX Methodist Hospital System Series A1 ø	1.95	12-1-2041	8,345,000	8,345,000

RIB Floater Trust Series 2019-010 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	2.05	11-15-2046	3,000,000	3,000,000

				11,345,000

Miscellaneous Revenue: 1.13%

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,995,000	6,301,884

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,865,000	1,877,309

Texas Transportation Commission Highway	5.00	4-1-2028	540,000	655,015

				8,834,208

Wells Fargo Managed Account  |  19

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue: 0.28%

North Texas Tollway Authority System Series B	5.00%	1-1-2026	$350,000	$368,161

Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	264,750

Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,527,669

				2,160,580

Utilities Revenue: 0.04%

Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	330,000	330,964

Water & Sewer Revenue: 0.19%

Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	892,140

Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	592,020

				1,484,160

				57,164,175

Utah: 1.70%

Airport Revenue: 0.31%

Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,201,150

Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,198,040

				2,399,190

Education Revenue: 0.71%

Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	820,000	856,293

Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	4,500,000	4,671,630

				5,527,923

Health Revenue: 0.68%

Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,286,550

				13,213,663

Vermont: 0.29%

Airport Revenue: 0.01%

Burlington VT Airport (AGM Insured)	5.00	7-1-2019	100,000	100,000

Education Revenue: 0.28%

Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	3.44	6-2-2042	2,166,466	2,148,051

				2,248,051

Virginia: 0.57%

Transportation Revenue: 0.57%

Virginia Commonwealth Transportation Series A	5.00	5-15-2028	2,000,000	2,525,820

Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,914,408

				4,440,228

20  |  Wells Fargo Managed Account

Portfolio of investments—June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 3.06%

GO Revenue: 1.75%

King County WA Public Hospital District #1 Series 2016	5.00%	12-1-2036	$475,000	$553,213

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,444,240

Washington State Series D	5.00	2-1-2037	5,620,000	6,587,933

				13,585,386

Health Revenue: 1.23%

Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,511,926

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.90	1-1-2035	5,040,000	5,049,022

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	3.30	1-1-2035	3,000,000	3,051,090

				9,612,038

Water & Sewer Revenue: 0.08%

King County WA Sewer Revenue	5.00	7-1-2049	500,000	590,140

				23,787,564

Wisconsin: 3.36%

Airport Revenue: 0.35%

Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,749,665

Education Revenue: 1.53%

Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,124,940

Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,201,100

Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,475,572

Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,854,852

Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	420,000	428,056

Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,797,730

				11,882,250

Miscellaneous Revenue: 0.35%

Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00	7-1-2041	2,280,000	2,698,403

Tax Revenue: 1.13%

Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	5,904,100

Mount Pleasant WI Series A	5.00	4-1-2048	2,500,000	2,929,175

				8,833,275

				26,163,593

Total Municipal Obligations (Cost $731,618,757)				766,416,125

	Yield			Shares
Short-Term Investments: 0.40%

Investment Companies: 0.40%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.82%		3,121,154	3,123,027

Total Short-Term Investments (Cost $3,122,753)				3,123,027

Total investments in securities (Cost $734,741,510)	98.84%	769,539,152

Other assets and liabilities, net	1.16	9,036,742

Total net assets	100.00%	$778,575,894

Wells Fargo Managed Account  |  21

Portfolio of investments—June 30, 2019 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

††	On the last interest date, partial interest was paid.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

CDA	Community Development Authority

DW&P	Department of Water & Power

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

IDA	Industrial Development Authority

IDAG	Industrial Development Agency

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PCR	Pollution control revenue

PFA	Public Finance Authority

SPA	Standby purchase agreement

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,817,113	103,639,576	103,335,535	3,121,154	$1,879	$274	$56,040	$3,123,027	0.40%

22  |  Wells Fargo Managed Account

Statement of assets and liabilities—June 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $731,618,757)	$766,416,125
Investments in affiliated securities, at value (cost $3,122,753)	3,123,027
Cash	3,252
Receivable for investments sold	4,778,481
Receivable for Fund shares sold	1,767,307
Receivable for interest	8,331,435
Prepaid expenses and other assets	54,578

Total assets	784,474,205

Liabilities
Payable for investments purchased	3,226,687
Dividends payable	2,004,170
Payable for Fund shares redeemed	653,569
Payable to the broker	13,885

Total liabilities	5,898,311

Total net assets	$778,575,894

Net assets consist of
Paid-in capital	$748,611,460
Total distributable earnings	29,964,434

Total net assets	$778,575,894

Computation of net asset value per share
Net assets	$778,575,894
Shares outstanding[1]	63,550,950
Net asset value per share	$12.25

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  23

Statement of operations—six months ended June 30, 2019 (unaudited)

Investment income
Interest	$12,431,906
Income from affiliated securities	56,040

Total investment income	12,487,946

Expenses
Professional fees	3,865
Registration fees	50,556
Shareholder report expenses	13,303
Trustees’ fees and expenses	9,962
Other fees and expenses	8,087

Total expenses	85,773
Less: Fee waivers and/or expense reimbursements	(85,773)

Net expenses	0

Net investment income	12,487,946

Realized and unrealized gains (losses) on investments
Net realized gains on:
Unaffiliated securities	998,037
Affiliated securities	1,879
Futures contracts	141,778

Net realized gains on investments	1,141,694

Net change in unrealized gains (losses) on:
Unaffiliated securities	26,302,260
Affiliated securities	274

Net change in unrealized gains (losses) on investments	26,302,534

Net realized and unrealized gains (losses) on investments	27,444,228

Net increase in net assets resulting from operations	$39,932,174

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Managed Account

Statement of changes in net assets

	Six months ended June 30, 2019 (unaudited)		Year ended December 31, 2018

Operations
Net investment income		$12,487,946		$22,965,109
Net realized gains (losses) on investments		1,141,694		(4,523,850)
Net change in unrealized gains (losses) on investments		26,302,534		(1,624,214)

Net increase in net assets resulting from operations		39,932,174		16,817,045

Distributions to shareholders from net investment income and net realized gains		(12,486,750)		(22,894,730)

Capital share transactions	Shares		Shares
Proceeds from shares sold	13,099,681	157,493,516	18,445,118	216,652,231
Payment for shares redeemed	(5,214,484)	(62,809,265)	(14,683,738)	(172,469,789)

Net increase in net assets resulting from capital share transactions		94,684,251		44,182,442

Total increase in net assets		122,129,675		38,104,757

Net assets
Beginning of period		656,446,219		618,341,462

End of period		$778,575,894		$656,446,219

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2019 (unaudited)	Year ended December 31
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.79	$11.91	$11.51	$11.96	$11.86	$10.99
Net investment income	0.21	0.43	0.40	0.37	0.41	0.44
Net realized and unrealized gains (losses) on investments	0.46	(0.13)	0.40	(0.45)	0.10	1.00

Total from investment operations	0.67	0.30	0.80	(0.08)	0.51	1.44
Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.40)	(0.37)	(0.41)	(0.44)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.13)

Total distributions to shareholders	(0.21)	(0.42)	(0.40)	(0.37)	(0.41)	(0.57)
Net asset value, end of period	$12.25	$11.79	$11.91	$11.51	$11.96	$11.86
Total return[1]	5.73%	2.63%	7.02%	(0.75)%	4.38%	13.27%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.03%	0.04%	0.04%	0.07%	0.10%
Net expenses	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Net investment income	3.52%	3.62%	3.39%	3.05%	3.45%	3.66%
Supplemental data
Portfolio turnover rate	7%	28%	19%	15%	21%	37%
Net assets, end of period (000s omitted)	$778,576	$656,446	$618,341	$539,047	$361,409	$222,616

[1]	Returns for periods of less than one year are not annualized.

[2]

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for service provided the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Managed Account  |  27

Notes to financial statements (unaudited)

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables

28  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)

when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2019, the aggregate cost of all investments for federal income tax purposes was $734,741,510 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$35,033,265

Gross unrealized losses	(235,623)

Net unrealized gains	$34,797,642

As of December 31, 2018, the Fund had capital loss carryforwards which consist of $323,531 in short-term capital losses and $5,651,024 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$766,416,125	$0	$766,416,125

Short-term investments

Investment companies	3,123,027	0	0	3,123,027

Total assets	$3,123,027	$766,416,125	$0	$769,539,152

Wells Fargo Managed Account  |  29

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $8,465,000 and $3,000,000 in interfund purchases and sales, respectively, during the six months ended June 30, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2019 were $66,109,028 and $47,644,788, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2019, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy of the Fund. The Fund had an average notional amount of $636,127 in short futures contracts during the six months ended June 30, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended June 30, 2019, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2019, two unaffiliated shareholders owned 75% of the Fund and an affiliate of Wells Fargo owned 17% of the Fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30  |  Wells Fargo Managed Account

Notes to financial statements (unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo Managed Account  |  31

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-877-9275, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wfam.com or by visiting the SEC website at sec.gov.

QUARTELY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32  |  Wells Fargo Managed Account

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Managed Account  |  33

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Wells Fargo Managed Account

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at wfam.com.

Wells Fargo Managed Account  |  35

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Managed Account CoreBuilder SharesSM – Series M

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Managed Account CoreBuilder SharesSM – Series M (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period, determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Advisory Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser pursuant to the Sub-Advisory Agreement was reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

36  |  Wells Fargo Managed Account

Other information (unaudited)

Fund investment performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure of the Fund in deciding to re-approve the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Advisory Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser pursuant to the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.

The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses of the Fund. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Wells Fargo Managed Account  |  37

Other information (unaudited)

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period, determined that the absence of any compensation payable by the Fund to Funds Management pursuant to the Advisory Agreement was reasonable, and determined that the compensation payable by Funds Management to the Sub-Adviser pursuant to the Sub-Advisory Agreement was reasonable.

38  |  Wells Fargo Managed Account

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Website: wfam.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

404831 08-19

SCBM/SAR130 06-19

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for Wells Fargo Managed Account CoreBuilder Shares – Series M is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	August 30, 2019

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	August 30, 2019